Financial instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Financial instruments fair value gains
Net (losses)/gains on equity investments measured at fair value through other comprehensive income	$ (30)	$ 81	$ (12)	$ (27)
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			2,865	3,323
Settlements			(367)	(309)
Disposals			(121)
Revaluations			293	82
Discount unwind			85	112
Contingent liabilities recognised in business combination at end of period	2,755	3,208	2,755	3,208
Diabetes alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			2,544
Settlements			(358)
Revaluations			320
Discount unwind			81
Contingent liabilities recognised in business combination at end of period	2,587		2,587
Increase/decrease in contingent consideration balance with change in current estimates	259		$ 259
The increase/decrease in sales estimates			10.00%
Other
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period			$ 321
Settlements			(9)
Disposals			(121)
Revaluations			(27)
Discount unwind			4
Contingent liabilities recognised in business combination at end of period	168		168
Interest-Bearing Loans and Borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial instruments fair value gains
Carrying value, financial liabilities	29,528		29,528
Financial liabilities, at fair value	29,019		29,019
Other Investments | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	1,194		1,194
Money market funds | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	3,098		3,098
Loans | Financial assets designated as measured at fair value through profit or loss
Financial instruments fair value gains
Financial assets.	301		301
Derivatives | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	48		48
Level 3
Financial instruments fair value gains
Net (losses)/gains on equity investments measured at fair value through other comprehensive income		$ 0		$ 48
Level 3 | Equity investments
Financial instruments fair value gains
Financial assets.	$ 180		$ 180		$ 104